January 29, 2010

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:

Form N-14 for the Calvert VP Russell 2000 Small Cap Index Portfolio, the Calvert VP S&P MidCap 400 Index Portfolio and the Calvert VP EAFE International Index Portfolio, currently the Summit Russell 2000 Small Cap Index Portfolio, the Summit S&P MidCap 400 Index Portfolio and the Summit EAFE International Index Portfolio, respectively, each a series of Summit Mutual Funds, Inc. (File No. 333-163971)

Ms. Roberts:

I have filed today via EDGAR pre-effective amendment no. 2 to the Form N-14 for the reorganization of (i) the Ameritas Small Company Equity Portfolio into the Calvert VP Russell 2000 Small Cap Index Portfolio, (ii) the Ameritas MidCap Growth Portfolio into the Calvert VP S&P MidCap 400 Index Portfolio and (iii) the CVS Social International Equity Portfolio into the Calvert VP EAFE International Index Portfolio.

This filing contains the final registration statement along with the required legal opinions and auditor consents. Accordingly, I respectfully request that the registration statement be declared effective today.

As always, please feel free to contact me at 301-657-7044 with any questions or comments about this filing.

Very truly yours,

/s/ Andrew K. Niebler

Andrew Niebler
Associate General Counsel
Calvert Group, Ltd.